GUARANTEES AND COMMITMENTS - Disclosure of commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	$ 649,283
Year 1 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	176,595
Year 2 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	162,504
Year 3 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	130,679
Year 4 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	130,116
Year 5+ [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	$ 49,389